Profit and loss information - Disclosure of expenses by nature (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Analysis of income and expense [abstract]
Employee benefit expenses	€ (30,219)	€ (20,899)	€ (58,834)	€ (42,557)
Depreciation and amortization	(12,658)	(22,090)	(30,217)	(50,172)
Agent costs	(16,467)	(3,524)	(28,248)	(5,873)
IT costs	(3,694)	(3,497)	(6,980)	(5,447)
Auditors, lawyers and consultants	(2,597)	(2,452)	(4,776)	(5,183)
Advertising and promotion	(3,010)	(2,420)	(5,779)	(4,495)
Travel, entertainment, office and rental cost	(1,215)	(567)	(2,290)	(934)
Change in fair value of warrants and put options	(1,927)	24,484	5,013	13,735
Other operating expense	(8,070)		(10,795)
Other operating income		7,002		8,560
Operating expenses	€ (79,857)	€ (23,963)	€ (142,906)	€ (92,366)